Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contracts with Customers [Line Items]
Revenue increased amount	$ 178,900
Total revenue	$ 897,056	$ 718,155